Accounts Payable, Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2025
Accounts Payable, Accrued Expenses and Other Liabilities [Abstract]
Accounts payable, accrued expenses and other liabilities
20.	Accounts payable, accrued expenses and other liabilities

(In thousands)	December 31, 2024	December 31, 2025
Accounts payable to suppliers	7,445	7,193
Accrued bonus and staff costs	20,286	13,857
Other deposits	861	1,408
Other taxes payable (note)	372	553
Accrued professional fees	963	1,480
Accrued marketing expenses	1,124	619
Others	1,563	1,426
Total	32,614	26,536

Note:

Other taxes payable represents business tax, VAT and related surcharges and PRC individual income tax of employees withheld by the Group.